Significant Accounting policies, Intangible Assets (Details)	18 Months Ended
Oct. 31, 2018
Computer Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Computer Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	5 years
Research and Development [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Purchased Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Purchased Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	5 years
Technology [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Technology [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	12 years
Trade Names [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Trade Names [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	20 years
Customer Relationships [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	2 years
Customer Relationships [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	15 years
Lease Contracts [Member]
Intangible assets [Abstract]
Estimated useful lives	5 years 6 months